United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-22098

(Investment Company Act File Number)

Federated Enhanced Treasury Income Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated Enhanced Treasury Income Fund

Semi-Annual Shareholder Report

May 31, 2010

FEDERATED INVESTORS' CLOSED-END FUND

Established 2010

FINANCIAL HIGHLIGHTS
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE
SOURCE OF DISTRIBUTIONS - NOTICE

Financial Highlights

(For a Share Outstanding Throughout the Period)

PeriodEnded (unaudited) 5/31/2010[1]
Net Asset Value, Beginning of Period	$19.10
Income From Investment Operations:
Net investment income	0.07[2]
Net realized and unrealized loss on investments	(0.42)
TOTAL FROM INVESTMENT OPERATIONS	(0.35)
Offering Costs	(0.04)
Less Distributions:
Distributions from net investment income[3]	(0.36)
Net Asset Value, End of Period	$18.35
Market Price, End of Period	$18.95
Total Return at Net Asset Value[4]	(2.05)%
Total Return at Market Price[5]	(3.59)%
Ratios to Average Net Assets:
Net expenses	1.05%[6]
Net investment income	1.17%[6]
Expense waiver/reimbursement[7]	0.01%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$174,692
Portfolio turnover	14%
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to May 31, 2010.
2	Per share number has been calculated using the average shares method.
3	A portion of the distributions may be deemed a tax return of capital at year end.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total Returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	98.5%
Repurchase Agreements — Cash	1.9%
Derivative Contracts for U.S. Treasury Securities[2]	0.6%
Other Assets and Liabilities — Net[3]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount		Value
	U.S. TREASURY – 98.5%
$4,000,000	U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	4,054,836
3,500,000	U.S. Treasury Inflation-Protected Note, 1.750%, 1/15/2028	3,620,202
5,000,000	U.S. Treasury Inflation-Protected Note, Series D-2017, 2.625%, 7/15/2017	5,846,078
11,000,000	United States Treasury Bond, 4.250%, 5/15/2039	11,046,407
10,000,000	United States Treasury Bond, 5.500%, 8/15/2028	11,907,812
6,000,000	United States Treasury Bond, 6.250%, 8/15/2023	7,541,250
30,000,000	United States Treasury Note, 0.875%, 1/31/2012	30,094,335
26,000,000	United States Treasury Note, 1.000%, 10/31/2011	26,144,726
5,000,000	United States Treasury Note, 2.375%, 10/31/2014	5,093,359
35,000,000	United States Treasury Note, 3.125%, 9/30/2013	36,888,085
14,000,000	United States Treasury Note, 3.250%, 7/31/2016	14,548,516
10,000,000	United States Treasury Note, 3.375%, 11/15/2019	10,063,281
5,000,000	United States Treasury Note, 3.625%, 2/15/2020	5,129,102
	TOTAL U.S. TREASURY (IDENTIFIED COST $169,000,276)	171,977,989
	REPURCHASE AGREEMENT – 1.9%
3,379,000	Interest in $8,408,795,000 joint repurchase agreement 0.210%, dated 5/28/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,408,991,205 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $8,638,261,984 (AT COST).	3,379,000
	TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $172,379,276)[1]	175,356,989
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[2]	(664,581)
	TOTAL NET ASSETS — 100%	$174,692,408

At May 31, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes 10-Year Long Futures, 9/21/2010[3]	906	$108,606,750	September 2010	$(546,972)
Semi-Annual Shareholder Report

At May 31, 2010, the Fund had the following outstanding written call option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
U.S. Treasury Notes 5-Year Short Calls on Futures, 6/25/2010[3]	June 2010	$117	533	$387,258
U.S. Treasury Notes 2-Year Short Calls on Futures, 6/25/2010[3]	June 2010	$109	200	$96,875
U.S. Treasury Bond Short Calls on Futures, 7/23/2010[3]	July 2010	$123	461	$1,116,484
(PREMIUMS RECEIVED $1,742,480)				$1,600,617

Unrealized Depreciation on Futures Contracts and Value of Written Call Option Contracts is included in “Other Assets and Liabilities — Net.”

1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices And Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$171,977,989	$ —	$171,977,989
Repurchase Agreement	—	3,379,000	—	3,379,000
TOTAL SECURITIES	$ —	$175,356,989	$ —	175,356,989
OTHER FINANCIAL INSTRUMENTS*	$(405,109)	$ —	$ —	$(405,109)
*	Other financial instruments include futures contracts and written call option contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $172,379,276)		$175,356,989
Cash		750,928
Income receivable		916,425
TOTAL ASSETS		177,024,342
Liabilities:
Options written, at value (premiums $1,742,480)	$1,600,617
Payable for daily variation margin	410,536
Income distribution payable	224,678
Accrued expenses	96,103
TOTAL LIABILITIES		2,331,934
Net assets for 9,522,463 shares outstanding		$174,692,408
Net Assets Consist of:
Paid-in capital		$181,490,098
Net unrealized appreciation of investments, written options and futures contracts		2,572,604
Accumulated net realized loss on investments, written options and futures contracts		(6,633,960)
Distributions in excess of net investment income		(2,736,334)
TOTAL NET ASSETS		$174,692,408
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$174,692,408 ÷ 9,522,463 shares outstanding, no par value, unlimited shares authorized		$18.35

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Period Ended May 31, 2010 (unaudited)1

Investment Income:
Interest			$1,304,146
Expenses:
Investment adviser fee (Note 5)		$499,161
Custodian fees		6,341
Transfer and dividend disbursing agent fees and expenses		9,594
Auditing fees		17,517
Legal fees		20,098
Portfolio accounting fees		42,124
Printing and postage		9,245
Insurance premiums		2,010
Miscellaneous		16,078
TOTAL EXPENSES		622,168
Waiver (Note 5):
Waiver of investment adviser fee	$(6,186)
Net expenses			615,982
Net investment income			688,164
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Written Options:
Net realized gain on investments			229,277
Net realized loss on futures contracts			(4,253,539)
Net realized loss on written options			(2,609,698)
Net change in unrealized appreciation of investments			2,977,713
Net change in unrealized depreciation of futures contracts			(546,972)
Net change in unrealized appreciation on written options			141,863
Net realized and unrealized loss on investments, futures contracts and written options			(4,061,356)
Change in net assets resulting from operations			$(3,373,192)

1Reflects operations for the period from January 29, 2010 (date of initial investment) to May 31, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2010[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$688,164
Net realized loss on investments, futures contracts and written options	(6,633,960)
Net change in unrealized appreciation of investments, futures contracts and written options	2,572,604
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,373,192)
Distributions to Shareholders:
Distributions from net investment income[2]	(3,424,498)
Share Transactions:
Proceeds from sale of shares	181,170,000
Net asset value of shares issued to shareholders in payment of distributions declared	320,098
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	181,490,098
Change in net assets	174,692,408
Net Assets:
Beginning of period	—
End of period (including distributions in excess of net investment income of $2,736,334)	$174,692,408

1Reflects operations for the period from January 29, 2010 (date of initial investment) to May 31, 2010.

2A portion of the distributions may be deemed a tax return of capital at year end.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. Organization

Federated Enhanced Treasury Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a diversified, closed-end management investment company. The Fund's investment objectives are to provide current income, with total return as a secondary objective.

Prior to commencing operations on January 29, 2010, the Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 5,236 common shares of beneficial interest (“common shares”) to Federated Investment Management Company (the “Adviser”). The Fund issued 8,900,000 common shares of beneficial interest in its initial public offering on January 29, 2010. These shares were issued at $20.00 per share before underwriting discount of $0.90 per share. Offering costs of $356,000 (representing $0.04 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Adviser has paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.04 per share of the Fund. An additional 600,000 common shares were issued on March 15, 2010, at $20.00 per share before underwriting discount of $0.90 per share.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of May 31, 2010, the Fund did not have any liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax year 2010 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Option Contracts

The Fund may sell put and call options to generate gains. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Contracts written	5,117	$5,215,279
Contracts exercised	(585)	(394,736)
Contracts bought back	(1,941)	(1,506,599)
Contracts expired	(1,397)	(1,571,464)
Outstanding at May 31, 2010	1,194	$1,742,480

Written option contracts outstanding at period end are listed after the Fund's portfolio of investments.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(546,972)*
Interest rate contracts	—	$ —	Options written, at value	$1,600,617
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$ —		$1,053,645
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended May 31, 2010

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Futures	Option Contracts	Total
Interest rate contracts	$(4,253,539)	$(2,609,698)	$(6,863,237)
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Futures	Option Contracts	Total
Interest rate contracts	$(546,972)	$141,863	$(405,109)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Common Shares

The following table summarizes share activity:

Period Ended May 31	2010[1]
Shares sold	9,505,236
Shares issued to shareholders in payment of distributions declared	17,227
TOTAL CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,522,463
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to May 31, 2010.
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4. Federal Tax Information

At May 31, 2010, the cost of investments for federal tax purposes was $172,379,276. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and written call options was $2,977,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,991,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,956.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Adviser to serve as investment manager to the Fund. The agreement provides for an annual management fee, equal to 0.85% of the average daily value of the Fund's Managed Assets. For these purposes, “Managed Assets” means the total assets of the Fund (including assets attributable to any form of investment leverage that the Fund may in the future determine to utilize) minus the sum of accrued liabilities (other than debt representing financial leverage).

In order to reduce Fund expenses, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Common Shares (after the waivers and/or reimbursements) will not exceed 1.05% (excluding acquired fund fees and expenses, if any). This contractual fee waiver will be in place for the first five years of the Fund's operations and may only be terminated or revised by the Trustees. For the period ended May 31, 2010, the Adviser waived $6,186 of its fee.

Pursuant to a sub-advisory agreement between the Adviser and Dix Hills Partners, LLC (the “Sub-Adviser”), the Sub-Adviser receives an annual fee from the Adviser in an amount equal to the following as a percentage of average daily managed assets:

Amounts Raised in IPO	Fee Paid to Sub-Adviser
$0 to $200,000,000	0.425%
$200,000,000 and over	0.3825%

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS currently receives no compensation for providing administrative services to the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Organizational Expenses

The Fund has agreed to pay organizational and offering expenses of up to $0.04 per share. The Advisor has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and offering costs (other than sales load) exceed $0.04 per share.

Semi-Annual Shareholder Report

7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the period ended May 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

9. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract - May 2010

Federated Enhanced Treasury Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board also considered compensation and benefits received by the Adviser. This included the fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate Semi-Annual Shareholder Report profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other closed-end funds with comparable investment programs to be relevant, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; portfolio management techniques made necessary by such differences; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other regulated investment companies, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board also considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its Semi-Annual Shareholder Report

affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

In connection with the Board's initial consideration of the contract, Federated had previously furnished reports, requested by the Senior Officer, that reported projected revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board also considered whether the Fund might benefit from “economies of scale” and noted that, as a “closed-end fund,” which has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund's initial public offering) has not made and does not expect to make additional offerings to raise more assets, the Fund is unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and Semi-Annual Shareholder Report reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information go to the “Products” section of the website, select “Closed-End Funds,” select the name of the Fund, then select “Shareholder and Regulatory Reports” from the left menu. This information is also available directly from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Closed-End Funds,” selecting the name of the Fund, then selecting “Portfolio Holdings” from the left menu.

Source of Distributions - Notice

Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available in the “Products” section of Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Notice to Shareholders - Source of Distribution” link under “Related Information.”

Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.

Semi-Annual Shareholder Report

Federated Enhanced Treasury Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314162108

Q450548 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

The following exhibits are filed with this report:

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Enhanced Treasury Income Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 21, 2010